Shareholder Report, Line Graph (Details) LMF3800_Western Asset Intermediate Maturity New York Municipals Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2025
Class I
Account Value [Line Items]
Line Graph and Table Measure Name											Class I
Accumulated Value	$ 1,173,317	$ 1,119,204	$ 1,083,114	$ 1,173,203	$ 1,128,035	$ 1,100,538	$ 1,030,487	$ 1,014,315	$ 991,857	$ 1,000,000	$ 1,201,754
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Municipal Bond Index
Accumulated Value	1,235,986	1,177,917	1,129,546	1,236,365	1,212,465	1,155,890	1,065,418	1,053,515	997,809	1,000,000	$ 1,268,556
Bloomberg New York Intermediate Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg New York Intermediate Municipal Bond Index
Accumulated Value	$ 1,188,662	$ 1,155,026	$ 1,111,699	$ 1,177,587	$ 1,162,300	$ 1,121,976	$ 1,046,128	$ 1,034,455	$ 992,155	$ 1,000,000	$ 1,237,379